PIMCO Municipal Income Opportunities Active Exchange-Traded Fund Expense Example - PIMCO Municipal Income Opportunities Active Exchange-Traded Fund - PIMCO Municipal Income Opportunities Active Exchange-Traded Fund
Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	$ 606